CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2022
Capital commitments [abstract]
CAPITAL MANAGEMENT	CAPITAL MANAGEMENT
Capital management is the on-going process of determining and maintaining the quantity and quality of capital appropriate to take advantage of the company’s growth opportunities, to support the risks associated with the business and to optimize shareholder returns while fully complying with the regulatory capital requirements.
The company takes an integrated approach to risk management that involves the company’s risk appetite and capital requirements. The enterprise risk management framework includes a capital management policy that describes the key processes related to capital management. The capital management policy is reviewed at least annually and approved by the Board of Directors. The operating capital levels are determined by the company’s risk appetite and Own Risk and Solvency Assessment (“ORSA”). Furthermore, stress techniques that include the Financial Conditions Testing (“FCT”) are used to evaluate the company’s capital adequacy under sustained adverse scenarios.
BAC is subject to Life Insurance Capital Adequacy Test (“LICAT”) as determined by OSFI. The LICAT ratio compares the regulatory capital resources of a company to its Base Solvency Buffer or required capital. The total capital resources are provided by the sum of Available Capital, Surplus Allowance and Eligible Deposits.
NER SPC and American National are required to follow Risk Based Capital (“RBC”) requirements based on guidelines of the National Association of Insurance Commissioners (“NAIC”). RBC is a method of measuring the level of capital appropriate for an insurance company to support its overall business operations, in light of its size and risk profile. It provides a means of assessing capital adequacy, where the degree of risk taken by the insurer is the primary determinant.
NER Ltd. is required to maintain minimum statutory capital and surplus equal to the greater of a minimum solvency margin and the enhanced capital requirement as determined by the Bermuda Monetary Authority ("BMA"). The Enhanced Capital Requirement ("ECR") is calculated based on the Bermuda Solvency Capital Requirement model, a risk-based model that takes into account the risk characteristics of different aspects of the company's business.
The company has determined that it is in compliance with all capital requirements as at December 31, 2022 and December 31, 2021.